Description of the business and summary of significant accounting policies - Aircraft, rotable spare parts, furniture and equipment, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) agreement engine aircraft	Dec. 31, 2018 MXN ($) agreement engine aircraft	Dec. 31, 2017 agreement	Dec. 31, 2017 engine	Dec. 31, 2017 aircraft	Dec. 31, 2017	Dec. 31, 2017 MXN ($)
Aircraft, rotable spare parts, furniture and equipment, net
Maintenance deposits expensed as supplemental rent	$ 295,720	$ 299,601					$ 265,756
Number of aircraft added to fleet | aircraft	7	10			5
Number of aircraft with lease term extended	1	2	3		3
Number of engine agreements for which lease term extended | engine	1	2		2
Maintenance deposits expensed to contingent rent prior to lease extensions	$ 0	$ 0					65,716
Length of time before routine aircraft and engine maintenance is required	22 months
Depreciation	$ 587,849	427,756					496,291
Capitalized borrowing costs	$ 456,313	$ 357,920					193,389
Rate used to determine amount of borrowing cost	5.10%	4.41%				3.30%
Flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 84,888	$ 71,105					61,204
Constructions and improvements
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	14,721	10,689					20,216
Computer equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 7,074	7,215					3,809
Annual depreciation rate	25.00%
Workshop tools
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 1,938	1,856					2,314
Annual depreciation rate	33.30%
Electric power equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 1,084	1,132					1,294
Annual depreciation rate	10.00%
Communications equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 933	892					796
Annual depreciation rate	10.00%
Workshop machinery and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 1,044	727					722
Annual depreciation rate	10.00%
Motorized transport equipment platform
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate	25.00%
Service carts on board
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 278	256					376
Annual depreciation rate	20.00%
Office furniture and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 5,854	6,209					3,801
Annual depreciation rate	10.00%
Leasehold improvements to flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions	$ 659,082	676,457					529,331
Amortization of major maintenance leasehold improvement	450,371	313,464					382,745
Depreciation	469,694	327,193					401,288
Aircraft spare engines
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	1,787
Rotable spare parts, furniture and equipment assets
Aircraft, rotable spare parts, furniture and equipment, net
Impairment charges on rotable spare parts, furniture and equipment	$ 0	$ 0					$ 0
Minimum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance	7 days
Length of time before major aircraft and engine maintenance is required	5 years
Minimum | Flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate	4.00%
Maximum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance	14 days
Duration of major aircraft and engine maintenance	42 days
Length of time before major aircraft and engine maintenance is required	6 years
Maximum | Flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate	16.70%